Stock-based Compensation - RSU Activity (Details) - Restricted stock units $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Number of RSUs
Beginning balance (shares)	0
Granted during the year (shares)	1,640,496
Forfeited during the year (shares)	(60,823)
Vested during the year (in shares)	(120,393)
Expired during the year (shares)	0
Ending balance (shares)	1,459,280
Intrinsic Value (in thousands)
Intrinsic value, outstanding | $	$ 1,940